CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 1,620	$ 5,464,465	$ 100,000	$ (4,944,559)	$ 621,526
Balance at beginning, shares at Dec. 31, 2019		16,196,000
Retroactive application of recapitalization	$ 1,588,800	$ (297,949)			(297,949)
Retroactive application of recapitalization, shares
Adjusted balance, beginning of period		$ 1,620	5,166,516	100,000	(4,944,559)	323,577
Adjusted balance, beginning of period, Shares		17,784,800
Shares issued for cash		$ 20	99,980	(100,000)
Shares issued for cash, shares		200,000
Net income (loss)					(1,896,399)	(1,896,399)
Ending balance, value at Mar. 31, 2020		$ 1,640	5,266,496		(6,840,958)	(1,572,822)
Balance at ending, shares at Mar. 31, 2020		17,984,800
Beginning balance, value at Dec. 31, 2019		$ 1,620	5,464,465	100,000	(4,944,559)	621,526
Balance at beginning, shares at Dec. 31, 2019		16,196,000
[custom:WarrantsIssuedForServices]						0
Ending balance, value at Sep. 30, 2020		$ 2,037	6,250,019	100,000	(9,346,859)	(2,994,803)
Balance at ending, shares at Sep. 30, 2020		21,952,640
Beginning balance, value at Mar. 31, 2020		$ 1,640	5,266,496		(6,840,958)	(1,572,822)
Balance at beginning, shares at Mar. 31, 2020		17,984,800
Shares issued for cash
Shares issued for services		$ 67	333,853			333,920
Shares issued for services, shares		667,840
Net income (loss)					(685,254)	(685,254)
Ending balance, value at Jun. 30, 2020		$ 1,707	5,600,349		(7,526,212)	(1,924,156)
Balance at ending, shares at Jun. 30, 2020		18,652,640
Shares issued for cash		$ 330	649,670	100,000		750,000
Shares issued for cash, shares		3,300,000
Shares issued for services
Net income (loss)					(1,820,647)	(1,820,647)
Ending balance, value at Sep. 30, 2020		$ 2,037	6,250,019	100,000	(9,346,859)	(2,994,803)
Balance at ending, shares at Sep. 30, 2020		21,952,640
Beginning balance, value at Dec. 31, 2020		$ 2,519	8,954,985		(14,100,846)	(5,143,342)
Balance at beginning, shares at Dec. 31, 2020		25,178,840
Retroactive application of recapitalization	$ 1		(298,062)			(298,061)
Retroactive application of recapitalization, shares	8,000	1,589,400
Shares issued for cash		$ 244	2,436,256	471,000		2,907,500
Shares issued for cash, shares		2,436,500
Shares issued for services		$ 77	769,923			770,000
Shares issued for services, shares		770,000
Net income (loss)					(1,950,081)	(1,950,081)
Ending balance, value at Mar. 31, 2021	$ 1	$ 2,839	11,863,102	471,000	(16,050,927)	(3,713,985)
Balance at ending, shares at Mar. 31, 2021	8,000	29,974,740
Beginning balance, value at Dec. 31, 2020		$ 2,519	8,954,985		(14,100,846)	(5,143,342)
Balance at beginning, shares at Dec. 31, 2020		25,178,840
[custom:WarrantsIssuedForServices]						2,978,771
Ending balance, value at Sep. 30, 2021	$ 1	$ 3,317	23,902,975	1,377,000	(24,710,518)	572,774
Balance at ending, shares at Sep. 30, 2021	8,000	34,750,733
Beginning balance, value at Mar. 31, 2021	$ 1	$ 2,839	11,863,102	471,000	(16,050,927)	(3,713,985)
Balance at beginning, shares at Mar. 31, 2021	8,000	29,974,740
Shares issued for cash		$ 128	1,922,368	(388,500)		1,533,996
Shares issued for cash, shares		1,281,664
Shares issued for services		$ 69	1,034,931			1,035,000
Shares issued for services, shares		690,000
Warrants issued for services			676,892			676,892
Net income (loss)					(2,713,235)	(2,713,235)
Shares issued through conversion of debt		$ 69	1,040,931			1,041,000
Shares issued through conversion of debt, Shares		694,000
Ending balance, value at Jun. 30, 2021	$ 1	$ 3,106	16,538,223	82,500	(18,764,162)	(2,140,332)
Balance at ending, shares at Jun. 30, 2021	8,000	32,640,404
Shares issued for cash		$ 171	2,557,828	1,294,500		3,852,499
Shares issued for cash, shares		1,705,329
Shares issued for services		$ 41	607,460			607,500
Shares issued for services, shares		405,000
Warrants issued for services			2,301,879			2,301,879
Net income (loss)					(5,946,356)	(5,946,356)
Stock based compensation			1,897,585			1,897,585
Ending balance, value at Sep. 30, 2021	$ 1	$ 3,317	$ 23,902,975	$ 1,377,000	$ (24,710,518)	$ 572,774
Balance at ending, shares at Sep. 30, 2021	8,000	34,750,733